Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 713.8	$ 691.6	$ 2,125.8	$ 2,106.3	$ 2,986.4	$ 3,083.8	$ 2,716.3
LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	970.5	975.1	2,753.8	2,899.1	4,016.9	3,854.8	3,604.3
Motion Picture
Disaggregation of Revenue [Line Items]
Revenues	309.2	443.2	1,063.3	1,245.6	1,656.3	1,323.7	1,185.3
Television Production
Disaggregation of Revenue [Line Items]
Revenues	404.6	248.4	1,062.5	860.7	1,330.1	1,760.1	1,531.0
Operating segments
Disaggregation of Revenue [Line Items]
Revenues					2,986.4	3,083.8	2,716.3
Operating segments | Other
Disaggregation of Revenue [Line Items]
Revenues					70.2	93.1	88.0
Operating segments | Motion Picture
Disaggregation of Revenue [Line Items]
Revenues	309.2	443.2	1,063.3	1,245.6
Operating segments | Motion Picture | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	309.2	443.2	1,063.3	1,245.6	1,656.3	1,323.7	1,185.3
Operating segments | Motion Picture | Theatrical
Disaggregation of Revenue [Line Items]
Revenues	35.0	100.1	91.1	194.2
Operating segments | Motion Picture | Theatrical | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	35.0	100.1	91.1	194.2	226.5	120.7	65.3
Operating segments | Motion Picture | Digital Media
Disaggregation of Revenue [Line Items]
Revenues	145.7	155.5	400.3	495.3
Operating segments | Motion Picture | Digital Media | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	145.7	155.5	400.3	495.3	652.3	527.5	497.1
Operating segments | Motion Picture | Packaged Media
Disaggregation of Revenue [Line Items]
Revenues	16.0	21.0	37.8	63.0
Operating segments | Motion Picture | Packaged Media | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	16.0	21.0	37.8	63.0	84.0	70.5	115.0
Operating segments | Motion Picture | Home Entertainment | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	161.7	176.5	438.1	558.3	736.3	598.0	612.1
Operating segments | Motion Picture | Television | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	38.3	65.3	235.0	214.5	274.4	217.8	257.9
Operating segments | Motion Picture | International
Disaggregation of Revenue [Line Items]
Revenues	68.3	94.7	284.3	255.3
Operating segments | Motion Picture | International | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	68.3	94.7	284.3	255.3
Operating segments | Motion Picture | Other
Disaggregation of Revenue [Line Items]
Revenues	5.9	6.6	14.8	23.3
Operating segments | Motion Picture | Other | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	5.9	6.6	14.8	23.3	28.1	22.2	15.6
Operating segments | Motion Picture | Television
Disaggregation of Revenue [Line Items]
Revenues	38.3	65.3	235.0	214.5
Operating segments | Motion Picture | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues	161.7	176.5	438.1	558.3
Operating segments | Television Production
Disaggregation of Revenue [Line Items]
Revenues	404.6	248.4	1,062.5	860.7	1,330.1	1,760.1	1,531.0
Operating segments | Television Production | Starz Business
Disaggregation of Revenue [Line Items]
Revenues	77.9	97.1	267.3	308.4
Operating segments | Television Production | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	404.6	248.4	1,062.5	860.7	1,330.1	1,760.1	1,531.0
Operating segments | Television Production | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues					242.6	245.0	92.0
Operating segments | Television Production | Televison
Disaggregation of Revenue [Line Items]
Revenues					788.5	1,144.3	1,094.5
Operating segments | Television Production | Digital Media
Disaggregation of Revenue [Line Items]
Revenues	55.5	17.4	108.7	113.4
Operating segments | Television Production | Digital Media | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	55.5	17.4	108.7	113.4	240.6	241.7	85.1
Operating segments | Television Production | Digital Media | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues					240.6	241.7	85.1
Operating segments | Television Production | Packaged Media
Disaggregation of Revenue [Line Items]
Revenues	1.7	0.3	3.0	1.0
Operating segments | Television Production | Packaged Media | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	1.7	0.3	3.0	1.0	2.0	3.3	6.9
Operating segments | Television Production | Packaged Media | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues					2.0	3.3	6.9
Operating segments | Television Production | Home Entertainment | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	57.2	17.7	111.7	114.4	242.6	245.0	92.0
Operating segments | Television Production | International
Disaggregation of Revenue [Line Items]
Revenues	59.3	32.1	144.8	137.7	228.8	277.7	256.5
Operating segments | Television Production | International | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	59.3	32.1	144.8	137.7
Operating segments | Television Production | Other
Disaggregation of Revenue [Line Items]
Revenues	28.2	16.3	72.9	54.4
Operating segments | Television Production | Other | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	28.2	16.3	72.9	54.4	70.2	93.1	88.0
Operating segments | Television Production | Television
Disaggregation of Revenue [Line Items]
Revenues	259.9	182.3	733.1	554.2
Operating segments | Television Production | Television | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	259.9	182.3	733.1	554.2	788.5	1,144.3	1,094.5
Operating segments | Television Production | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues	57.2	17.7	111.7	114.4
Operating segments | Media Networks | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	344.5	417.2	1,041.5	1,214.9	1,576.4	1,546.5	1,536.2
Operating segments | Media Networks | Programming | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	344.5	417.2	1,041.5	1,214.9	1,576.4	1,546.5	1,536.2
Operating segments | Motion Picture Segment
Disaggregation of Revenue [Line Items]
Revenues					1,656.3	1,323.7	1,185.3
Operating segments | Motion Picture Segment | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues					736.3	598.0	612.1
Operating segments | Motion Picture Segment | Televison
Disaggregation of Revenue [Line Items]
Revenues					274.4	217.8	257.9
Operating segments | Motion Picture Segment | Theatrical
Disaggregation of Revenue [Line Items]
Revenues					226.5	120.7	65.3
Operating segments | Motion Picture Segment | Digital Media | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues					652.3	527.5	497.1
Operating segments | Motion Picture Segment | Packaged Media | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenues					84.0	70.5	115.0
Operating segments | Motion Picture Segment | International
Disaggregation of Revenue [Line Items]
Revenues					391.0	365.0	234.4
Operating segments | Motion Picture Segment | Other
Disaggregation of Revenue [Line Items]
Revenues					28.1	22.2	15.6
Intersegment Eliminations | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	(87.8)	(133.7)	(413.5)	(422.1)	(545.9)	(775.5)	(648.2)
Intersegment Eliminations | Motion Picture | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	(9.9)	(36.6)	(146.2)	(113.7)	(128.2)	(44.2)	(38.0)
Intersegment Eliminations | Television Production | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	(77.9)	(97.1)	(267.3)	(308.4)	(417.7)	(731.3)	(610.2)
Intersegment Eliminations | Media Networks | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0	0.0	0.0	0.0	0.0
International | Operating segments | Motion Picture | International | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues					391.0	365.0	234.4
International | Operating segments | Television Production | International | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues					228.8	277.7	256.5
International | Operating segments | Media Networks | Programming | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	2.6	70.3	11.4	182.3	211.0	150.7	107.3
Domestic | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues					3,140.1	3,129.8	3,016.8
Domestic | Operating segments | Media Networks | Programming | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 341.9	$ 346.9	$ 1,030.1	$ 1,032.6	$ 1,365.4	$ 1,395.8	$ 1,428.9